Income Taxes (Reconciliation Of Statutory Rate And Effective Tax Rate) (Details)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Income Tax Disclosure [Abstract]
Statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	3.17%	3.16%	3.79%
Domestic production activities deduction	(2.81%)	0.00%	0.00%
Tax reserves and interest expense	0.59%	0.56%	5.00%
Deferred tax asset valuation reversal	(0.28%)	(10.22%)	(212.55%)
Tax credits	0.41%	0.45%	0.10%
Net operating loss adjustment	0.00%	0.00%	(8.32%)	[1]
Nondeductible compensation	0.00%	0.00%	0.40%
Other	(0.46%)	(1.09%)	(1.65%)
Effective rate	34.80%	26.96%	(178.43%)

[1]	During the year ended November 30, 2012, the Company recorded adjustments to its NOL carryforwards as a result of the conclusion of an IRS examination and additional state net operating loss adjustments.